Document And Entity Information	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	ALCOA CORPORATION
Entity Central Index Key	0001675149
Entity Emerging Growth Company	false
Entity File Number	1-37816
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1789115
Entity Address, Address Line One	201 Isabella Street, Suite 500
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5858
City Area Code	412
Local Phone Number	315-2900
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AA
Security Exchange Name	NYSE